UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

c/o Causeway Capital Management LLC

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2017 to December 31, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2017 (Unaudited)

Causeway Global Absolute Return Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Blackrock Liquidity Funds Treasury Trust Fund, Institutional Class, 1.120%**[1]	43,247,461	$43,247

Total Investments — 99.6%
(Cost $43,247)		43,247

Other Assets in Excess of Liabilities — 0.4%		181

Net Assets — 100.0%		$43,428

A list of outstanding total return swap agreements held by the Fund at December 31, 2017, is as follows:

Counterparty	Reference Entity /Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)

Long Positions†
Morgan Stanley	United States Custom Basket of Securities	Long: Fed Funds-1 day +0.50%	Total Return of the basket of securities	2/5/2018	$28,008	$27

Morgan Stanley	United Kingdom Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.35% to Fed Funds-1 day -1.00%	Total Return of the basket of securities	1/31/2019	4,538	29

Morgan Stanley	Europe Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds-1 day -0.50%	Total Return of the basket of securities	1/31/2019	734	—

Morgan Stanley	Canada Custom Basket of Securities	Long: Fed Funds- 1 day +0.50%	Total Return of the basket of securities	9/18/2019	334	8

Morgan Stanley	Japan Custom Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.40% to Fed Funds- 1day -2.75%	Total Return of the basket of securities	2/5/2019	1,094	(1)

Morgan Stanley	Hong Kong Basket of Securities	Long: Fed Funds-1 day +0.55% Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	2/5/2019	167	—

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

Counterparty	Reference Entity/Obligation	Fixed Payments Paid	Total Return Received or Paid	Termination Date	Net Notional Amount[2]	Net Unrealized Appreciation (Depreciation)
Short Positions††
Morgan Stanley	United States Custom Basket of Short Securities	Short: Fed Funds-1 day -0.11% to Fed Funds-1 day -2.02%	Total Return of the basket of securities	2/5/2018	$(32,285)	$(44)

Morgan Stanley	Canada Custom Basket of Securities	Short: Fed Funds-1 day -0.11% to Fed Funds-1 day -2.46%	Total Return of the basket of securities	2/5/2018	(1,996)	(2)

Morgan Stanley	Europe Custom Basket of Securities (Local)	Long: EONIA +0.55% Short: EONIA-1 day - 0.40% to EONIA-1 day -1.38%	Total Return of the basket of securities	11/2/2018	(319)	(2)

Morgan Stanley	Australia Custom Basket of Securities	Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	2/5/2019	(1,708)	—

Morgan Stanley	Singapore Custom Basket of Securities	Short: Fed Funds-1 day -0.50%	Total Return of the basket of securities	4/20/2018	(770)	—

Morgan Stanley	South Korea Custom Basket of Securities	Long: Fed Funds-1 day +0.85% Short: Fed Funds-1 day -0.50% to Fed Funds-1 day -6.00%	Total Return of the basket of securities	6/8/2018	(46)	18

						$33

†	The following table represents the individual common stock exposures compromising the Long Custom Basket Total Return Swaps as of December 31, 2017.

United States Custom Basket of Securities

Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
5,634	Baidu, Inc.	USD	1,320	$ —	0%
6,300	United Health Group	USD	1,389	—	0%
6,600	Arch Coal Inc.	USD	615	—	0%
7,284	Canadian Pacific Railway	USD	1,331	3	10%
13,073	Advance Auto Parts Inc.	USD	1,303	1	4%
18,278	Signet Jewelers Ltd.	USD	1,034	—	0%
19,494	Eli Lilly & Co.	USD	1,647	—	0%
20,622	Qualcomm Inc.	USD	1,320	—	0%
20,800	FirstEnergy Corp.	USD	637	—	0%
22,320	Microsoft Corp.	USD	1,909	—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

United States Custom Basket of Securities (concluded)

Shares	Description	Currency		Net Unrealized Appreciation	Percentage Value of Underlying Investment

26,431	Citigroup Inc.	USD	1,967	$—	0%
28,448	PDC Energy Inc.	USD	1,466	—	0%
30,800	Viacom	USD	949	6	23%
35,581	Halliburton Co.	USD	1,739	—	0%
36,196	Oracle Corp.	USD	1,711	—	0%
39,400	Bank of America	USD	1,163	5	17%
40,000	Flowerserve Corp.	USD	1,685	—	0%
46,800	CSRA Inc.	USD	1,400	—	0%
47,216	SM Energy Co.	USD	1,043	—	0%
60,547	Verifone Systems Inc.	USD	1,072	—	0%
63,813	Sabre Corp.	USD	1,308	12	46%

			28,008	$27	100%

United Kingdom Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(5,319,210)	Rolls-Royce Holdings PLC - Entitlement	GBP	(7)	$—	0%
(446,938)	Old Mutual PLC	GBP	(1,400)	—	0%
(295,222)	Royal Bank of Scotland Group	GBP	(1,109)	—	0%
(231,216)	Convatec PLC	GBP	(642)	—	0%
(148,890)	Serco Group PLC	GBP	(199)	—	0%
(92,384)	Rolls-Royce Holdings PLC	GBP	(1,057)	—	0%
(83,056)	Tullow Oil PLC	GBP	(232)	—	0%
(73,980)	National Grid PLC	GBP	(875)	(15)	(52%)
(67,588)	Pearson PLC	GBP	(672)	—	0%
(60,730)	United Utilities Gorup PLC	GBP	(681)	(11)	(38%)
(39,672)	Melrose Industries PLC	GBP	(114)	—	0%
(37,792)	Experian PLC	GBP	(836)	—	0%
(27,671)	Auto Trader Group PLC	GBP	(132)	—	0%
(12,900)	Land Securities Group PLC	GBP	(176)	—	0%
(12,802)	Shire PLC	GBP	(675)	—	0%
24,107	Astrazeneca PLC	GBP	1,668	—	0%
29,291	British American Tobacco PLC	GBP	1,986	17	59%

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

United Kingdom Custom Basket of Securities (concluded)

Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
29,384	Prudential PLC	GBP	757	$—	0%
40,189	Royal Ductch Shell PLC	GBP	1,363	—	0%
45,633	Travis Perkins PLC	GBP	966	—	0%
89,618	Glaxosmithkline PLC	GBP	1,602	19	66%
155,811	Aviva PLC	GBP	1,067	—	0%
329,798	Vodafone Group PLC	GBP	1,047	19	65%
569,500	Lloyds Banking Group PLC	GBP	524	—	0%
861,476	Barclays PLC	GBP	2,365	—	0%

			4,538	$29	100%

Europe Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(66,763)	Ericsson	EUR	(439)	$—	0%
(39,225)	Statoil	EUR	(839)	—	0%
(24,162)	Lafargeholcim Ltd.	EUR	(1,362)	—	0%
(8,142)	Assa Abloy Group	EUR	(169)	—	0%
(1,006)	Geberit	EUR	(443)	—	0%
(954)	Helveti.Patria	EUR	(537)	—	0%
(660)	Genmab	EUR	(110)	—	0%
5,600	Roche Holding AG	EUR	1,416	—	0%
21,112	Novartis AG	EUR	1,785	—	0%
53,449	ABB Ltd.	EUR	1,432	—	0%

			734	$—	0%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation	Percentage Value of Underlying Investment
3,424	Canadian Imperial Bank	CAD	334	$8	100%

			334	$8	100%

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

Japan Custom Basket of Securities

Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(125,900)	Orient Corp.	JPY	(201)	$—	0%
(82,800)	Yahoo Japan Corp.	JPY	(380)	—	0%
(50,500)	Nissan Motor Co. Ltd.	JPY	(504)	—	0%
(39,400)	MSAD Insurance Group Inc.	JPY	(1,335)	—	0%
(36,400)	Odakyu Electric Railway Co. Ltd.	JPY	(779)	—	0%
(21,700)	Hokuriku Electric Power Co.	JPY	(175)	—	0%
(19,000)	Nippon Yusen	JPY	(464)	—	0%
(9,700)	Murata Manufacturing Co. Ltd.	JPY	(1,303)	—	0%
(6,700)	Suburu Corp.	JPY	(213)	—	0%
(6,000)	Keikyu Corp.	JPY	(115)	—	0%
(4,800)	Recruit Holdings Co. Ltd.	JPY	(119)	—	0%
(4,300)	Kansai Paint Co. Ltd.	JPY	(112)	—	0%
8,800	Sompo Holdings Inc.	JPY	341	—	0%
18,800	East Japan Railway Co.	JPY	1,836	—	0%
20,800	Japan Airlines Co. Ltd.	JPY	814	—	0%
26,400	Takeda Pharmaceutical Co. Ltd.	JPY	1,501	—	0%
63,600	Kddi Corp.	JPY	1,584	—	0%
92,000	Hitachi Ltd.	JPY	718	—	0%
—	GMO Internet Inc.	JPY	—	(1)	100%

			1,094	$(1)	100%

Hong Kong Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(988,000)	China Unicom	HKD	(1,335)	$—	0%
(514,000)	China Oilfield	HKD	(501)	—	0%
(159,147)	Bank of East Asia	HKD	(689)	—	0%
41,600	SinoPharm	HKD	180	—	0%
196,000	China Mobile	HKD	1,988	—	0%
200,323	China Mer Port	HKD	524	—	0%

			167	$—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

††	The following table represents the individual common stock exposures compromising the Short Custom Basket Total Return Swaps as of December 31, 2017.

United States Custom Basket of Securities

Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying
(159,300)	Weatherford International	USD	(664)	$—	0%
(101,800)	Brookdale Senior Living Inc.	USD	(987)	—	0%
(100,100)	Ford Motor Co.	USD	(1,250)	—	0%
(65,600)	Novocure Ltd.	USD	(1,325)	—	0%
(53,500)	Twilio Inc.	USD	(1,263)	—	0%
(53,300)	Colony Northstar Inc.	USD	(608)	(14)	32%
(41,800)	Coty Inc.	USD	(831)	—	0%
(27,400)	Ball Corp.	USD	(1,037)	—	0%
(26,400)	Advanced Micro Devices	USD	(271)	—	0%
(25,500)	General Motors	USD	(1,045)	—	0%
(25,300)	HD Supply Holdings	USD	(1,013)	—	0%
(22,400)	American International Group	USD	(1,335)	—	0%
(21,300)	Cardinal Health	USD	(1,305)	(10)	22%
(17,000)	Kraft Heinz Co.	USD	(1,322)	—	0%
(16,700)	Wabtec	USD	(1,360)	—	0%
(16,400)	Molson Coors Brewing	USD	(1,346)	—	0%
(14,900)	Analog Devices	USD	(1,327)	—	0%
(14,800)	Xperi Corp,	USD	(361)	—	0%
(11,300)	Autodesk Inc.	USD	(1,185)	—	0%
(10,400)	Loews Corp.	USD	(520)	—	0%
(9,400)	Diebold Nixdorf Inc.	USD	(154)	—	0%
(8,000)	Schlumberger Ltd.	USD	(539)	(4)	9%
(7,800)	FireEye Inc.	USD	(111)	—	0%
(7,000)	Tesaro	USD	(580)	—	0%
(6,700)	Berkshire	USD	(1,328)	—	0%
(6,500)	Nike Inc.	USD	(407)	(4)	10%
(6,300)	Philip Morris	USD	(666)	—	0%
(6,300)	Simon Property Group	USD	(1,082)	—	0%
(5,700)	Cornetstone OneDemand	USD	(201)	—	0%
(5,500)	Dominion Energy Inc.	USD	(446)	—	0%
(5,400)	Walt Disney Co.	USD	(581)	(5)	11%
(4,800)	Proofpoint, Inc.	USD	(426)	—	0%
(4,800)	Perrigo Co.	USD	(418)	—	0%
(4,700)	Dexcom	USD	(270)	—	0%
(4,400)	Service Now	USD	(574)	—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

United States Custom Basket of Securities (concluded)

Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(4,300)	EOG Resources	USD	(464)	$—	0%
(3,900)	Symantec Corp.	USD	(109)	—	0%
(3,700)	Financial Engines Inc.	USD	(112)	—	0%
(3,200)	Hess Corp.	USD	(152)	(1)	2%
(3,200)	Macom Technology Solutions Inc.	USD	(104)	—	0%
(3,100)	Nevro Corp.	USD	(214)	—	0%
(2,800)	Goldman Sachs	USD	(713)	—	0%
(2,500)	Cavium Inc.	USD	(210)	—	0%
(2,500)	IHS Markit Ltd.	USD	(113)	—	0%
(2,500)	Mid American Apartment Communities	USD	(251)	—	0%
(2,100)	Verizon Communications	USD	(111)	—	0%
(2,000)	Hartford Financial Services	USD	(113)	—	0%
(2,000)	Wageworks Inc.	USD	(124)	—	0%
(1,650)	Waste Connections Inc.	USD	(117)	—	0%
(1,600)	Clovis Oncology Inc.	USD	(109)	—	0%
(1,500)	DowDupont Inc.	USD	(107)	—	0%
(1,000)	Acuity Brands	USD	(176)	—	0%
(1,000)	Visa Inc.	USD	(114)	—	0%
(900)	Signature Bank	USD	(124)	—	0%
(900)	Tesla Inc.	USD	(280)	—	0%
(700)	Facebook Inc.	USD	(123)	—	0%
(500)	Public Storage	USD	(104)	—	0%
(400)	Broadcom Ltd.	USD	(103)	(5)	11%
—	Taubman Center	USD	—	(1)	3%

			(32,285)	$(44)	100%

Canada Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(46,700)	Bombardier Transportation	CAD	(112)	$—	0%
(16,800)	SNC-Lavalin	CAD	(762)	—	0%
(15,800)	Enbridge	CAD	(618)	—	0%
(12,500)	Blackberry Ltd	CAD	(139)	—	0%
(5,000)	Brookfiled Asset Management	CAD	(218)	(1)	32%
(3,000)	TransCanada	CAD	(146)	(1)	68%
(34)	Trisura Group	CAD	(1)	—	0%

			(1,996)	$(2)	100%

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

Europe Custom Basket of Securities (Local)

Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(265,234)	Nokia Corp.	EUR	(1,033)	$—	0%
(34,391)	Deutsche Bank AG	EUR	(546)	—	0%
(30,822)	Commerzbank	EUR	(385)	—	0%
(11,940)	Anheuser Busch InBev	EUR	(1,112)	—	0%
(10,532)	Air Liquide	EUR	(1,106)	—	0%
(9,847)	Fresenius SE Co.	EUR	(641)	—	0%
(7,064)	Orange S.A.	EUR	(102)	—	0%
(5,451)	Rocket Internet SE	EUR	(115)	—	0%
(4,479)	Daimler AG	EUR	(317)	—	0%
(3,923)	BMW	EUR	(341)	—	0%
(3,572)	Sanofi	EUR	(257)	—	0%
(2,801)	Iliad	EUR	(560)	—	0%
(2,219)	Total SA	EUR	—	(2)	100%
(1,980)	L’Oreal	EUR	(366)	—	0%
(1,394)	Symrise AG	EUR	(100)	—	0%
(1,097)	Bayer AG	EUR	(114)	—	0%
4,273	Linde AG	EUR	832	—	0%
11,099	Volkswagen AG	EUR	1,847	—	0%
16,283	Schneider SA	EUR	1,154	—	0%
17,040	Akzo Nobel	EUR	1,244	—	0%
55,180	Unicredito SPA	EUR	860	—	0%
74,242	Merlin Properties SA	EUR	839	—	0%

			(319)	$(2)	100%

Australia Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(26,248)	Australia & New Zealand Banking Group	AUD	(589)	$—	0%
(9,526)	Commonwealth Bank of Australia	AUD	(597)	—	0%
(4,728)	CSL Ltd.	AUD	(522)	—	0%

			(1,708)	$—	0%

Singapore Custom Basket of Securities
Shares	Description	Currency	Notional Amount	Net Unrealized (Depreciation)	Percentage Value of Underlying Investment
(165,300)	DBS Group	SGD	(770)	$—	0%

			(770)	$—	0%

SCHEDULE OF INVESTMENTS (000) (continued)

December 31, 2017 (Unaudited)

South Korea Custom Basket of Securities

Shares	Description	Currency	Notional Amount	Net Unrealized Appreciation (Depreciation)	Percentage Value of Underlying Investment
(66,243)	Samsung Heavy	KRW	(456)	$—	0%
(28,448)	Daewoo Construction	KRW	(158)	—	0%
(9,370)	Hyundai Motor	KRW	(1,372)	(27)	(151)%
(1,999)	Samsung C&T Corp.	KRW	(236)	(1)	(6)%
(658)	CJ Corp.	KRW	(112)	(1)	(7)%
(582)	Naver Corp.	KRW	(475)	(1)	(3)%
563	Samsung Electronics	KRW	1,346	(6)	41%
5,655	SK Telecom	KRW	1,417	7	258%
—	Samsung Card	KRW	—	47	(32)%

			(46)	$18	100%

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2017.
1	Of this investment, $30,773 was pledged and segregated with the custodian as collateral for outstanding total return equity swap agreements.
2	The net notional amount is the sum of long and short positions. The gross notional amount of long positions and short positions at December 31, 2017 is $65,346 and $(67,596), respectively. The gross notional amounts are representative of the volume of activity during the quarter ended December 31, 2017.

AUD	–	Australian Dollar
CAD	–	Canadian Dollar
EONIA	–	Euro Over Night Index Average
EUR	–	Euro
GBP	–	British Pound Sterling
HKD	–	Hong Kong Dollar
JPY	–	Japanese Yen
KRW	–	South Korean Won
PLC	–	Public Limited Company
SGD	–	Singapore Dollar
USD	–	U.S. Dollar

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2017:

Investment in Securities	Level 1	Level 2	Level 3	Total
Short-Term Investment	$43,247	$—	$—	$43,247

Total Investment in Securities	$43,247	$—	$—	$43,247

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Total Return Equity Swaps ^
Unrealized Appreciation	$—	$145	$—	$145
Unrealized Depreciation	—	(112)	—	(112)

Total Other Financial Instruments	$—	$33	$—	$33

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2017 (Unaudited)

^	Total return swaps are valued at the unrealized appreciation (depreciation) of the instruments.

At December 31, 2017, relative to the Fund’s prior fiscal year end, there were no transfers between levels.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-005-1400

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: March 1, 2018

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: March 1, 2018